Others - Schedule of Financial Assets and Liabilities by Category (Details) $ in Thousands, $ in Thousands	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
Others [Line Items]
Cash and cash equivalents	$ 1,342,667	$ 47,816	$ 1,023,874	$ 36,463	$ 807,484	$ 951,713
Accounts receivable, net	9,287	331	15,120
Short-term borrowings	16,000	570	46,000
Long-term borrowings	469,076	16,705	55,508
Financial Liabilities at Amortised cost
Others [Line Items]
Short-term borrowings	16,000	570	46,000
Other payables	189,141	6,736	131,064
Lease liabilities (including current portion)	67,120	2,390	92,509
Long-term borrowings	584,263	20,807	370,653
Financial liabilities	856,524	30,503	640,226
Financial Assets at Amortised Cost
Others [Line Items]
Cash and cash equivalents	1,342,667	47,816	1,023,874
Accounts receivable, net	9,287	331	15,120
Other receivables	25,489	908	4,654
Refundable deposits	25,711	916	24,351
Financial assets	$ 1,403,154	$ 49,971	$ 1,067,999